Basis of preparation and significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2022
Basis of preparation and significant accounting policies [abstract]
Reporting entity and authorisation of the Consolidated financial statement
1.1 Reporting entity and authorisation of the Consolidated financial statements
ING Groep N.V.

is a company domiciled in Amsterdam, the Netherlands. Commercial Register of Amsterdam,
number 33231073. These Condensed consolidated interim financial statements, as at and for the six month
period ended 30 June 2022, comprise ING Groep N.V.

(the Parent company) and its subsidiaries, together
referred to as ING Group. ING Group is a global financial institution with a strong

European base, offering a
wide range of retail and wholesale banking services to customers in over 40 countries.

The ING Group

Condensed consolidated interim financial statements, as at and for the six month period ended
30 June 2022, were authorised for issue in accordance with a resolution of the Executive Board on 3 August
2022.

Basis of preparation of the Consolidated financial statements
1.2 Basis of preparation of the Consolidated financial statements

The ING Group Condensed consolidated interim financial statements have been prepared in accordance with
International Accounting Standard 34 ‘ Interim Financial Reporting’.

The accounting policies used to prepare
the Condensed consolidated interim financial statements are

consistent with International Financial Reporting
Standards as issued by the International Accounting Standards Board (IFRS

-IASB) and are consistent with those
set out in the notes to the 2021 Consolidated financial statements as included in the Annual Report on Form
20-F of ING Group except for the adoption of a number of amendments effective in 2022 as set out in Note 1.4
‘Changes to accounting policies’.
The Condensed consolidated interim financial statements should be read in conjunction with ING Group’s 2021
Consolidated financial statements as included in the Form 20- F.
The ING Group Condensed consolidated interim financial statements have been prepared on a going concern
basis.
The Consolidated financial statements are presented

in euros and rounded to the nearest million, unless stated
otherwise. Amounts may not add up due to rounding.

Presentation of Risk management disclosures
1.2.1 Presentation of Risk management disclosures
Certain disclosures of the nature and extent of risks relate

d

to financial instruments as disclosed in
the 2021 ING Group Consolidated financial statements as included in the 2021 Annual Report are updated and take into account

developments in the first six months of 2022.
These disclosures are an integral part of ING Group Condensed consolidated interim financial statements and
are indicated in the ‘Risk management’ section by the symbol (*). Chapters, paragraphs,

graphs or tables within
the risk management section that are indicated with this symbol in the respective headings or table header are considered to be an integral part of the Condensed consolidated interim financial statements.

Reconciliation between IFRS-EU and IFRS-IASB
1.2.2 Reconciliation between IFRS-EU and IFRS-IASB
The 2021 ING Group Consolidated financial statements and the 2022 ING Group Condensed consolidated interim financial statements are prepared

in accordance with IFRS-EU. IFRS-EU refers

to International Financial
Reporting Standards (‘IFRS’) as adopted by the European Union (EU), including the decisions ING Group made with regard to the options available under IFRS as adopted

by the EU. IFRS-EU differs from IFRS

-IASB in respect
of certain paragraphs in IAS 39 ‘Financial Instruments: Recognition and Measurement’ regarding hedge accounting for portfolio hedges of interest rate

risk.
Under IFRS-EU, ING Group applies fair value hedge accounting for portfolio hedges of interest rate

risk (fair
value macro hedges) in accordance with the EU carve-out version of IAS 39. Under the EU IAS 39 carve-out, hedge accounting may be applied, in respect of fair value macro hedges, to core deposits and hedge
ineffectiveness is only recognised when the revised estimate of the amount of cash flows in scheduled time
buckets falls below the original designated amount of that bucket and is not recognised when the revised
amount of cash flows in scheduled time buckets is more than the original designated amount. Under IFRS-IASB, hedge accounting for fair value macro hedges cannot

be applied to core deposits and ineffectiveness arises
whenever the revised estimate of the amount of cash flows in scheduled time buckets is either more or less
than the original designated amount of that bucket.
This information is prepared by reversing

the hedge accounting impacts that are applied under the EU ‘carve-
out’ version of IAS 39. Financial information under IFRS-IASB accordingly does not take account of the
possibility that had ING Group applied IFRS-IASB as its primary accounting framework it might have applied alternative hedge strategies where

those alternative hedge strategies could have

qualified for IFRS-IASB
compliant hedge accounting. These decisions could have resulted in different shareholders’ equity and net
result amounts compared to those indicated in this Condensed consolidated interim financial statements on
Form 6-K.
In the first six months of 2022, interest yields increased resulting in a positive EU IAS39 carve out adjustment of
EUR 8,594

million (2021 first six months EUR
956

million positive). The impact of the adjustment is mainly
reflected in line item ‘Valuation results and net trading

income’ in the statement of profit or loss. A
reconciliation between IFRS-EU and IFRS-IASB is included below.
Both IFRS-EU and IFRS-IASB differ in several areas from

accounting principles generally accepted in the United
States of America (US GAAP).
Reconciliation net result under IFRS-EU and IFRS-IASB
1 January to 30 June
in EUR million
2022 2021
In accordance with IFRS-EU (attributable to the shareholders of the parent) 1,606 2,464
Adjustment of the EU IAS 39 carve-out 8,594 956
Tax effect

of the adjustment
1) -2,456 -260
Effect of adjustment after tax 6,139 697
In accordance with IFRS-IASB (attributable to the shareholders of the parent) 7,745 3,161
1)

includes the effect of changes in tax rate.
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB in EUR million
30
June
2022
31
December
2021
In accordance with IFRS-EU (attributable to the shareholders of the parent) 51,628 53,919
Adjustment of the EU IAS 39 carve-out 6,099 -2,490
Tax effect

of the adjustment
-1,817 637
Effect of adjustment after tax 4,281 -1,853
In accordance with IFRS-IASB Shareholders’ equity 55,910 52,066

Impact Russian Invasion Ukraine
1.3 Impact of Russian invasion in Ukraine
The Russian invasion of Ukraine is a significant tragedy,

which is having a devastating impact on people’s

lives
and is threatening international stability and security.

The invasion has introduced increased level of estimation
uncertainty and increased credit risk on ING’s Russian-related exposure which led to higher Loan loss
provisions in the first six months of 2022. In the course of the second quarter other risks have emerged
resulting from second-order impacts mainly reflected in high energy prices, high interest rates and inflation,
supply chain disruptions and staffing shortages. Reference

is made to Risk Management chapter for further
information on the impact of the Russian invasion of Ukraine and second order impacts. Furthermore, reference is made to paragraph

1.5 for areas of ‘Significant judgements and critical accounting estimates

and
assumptions’

Changes to accounting policies and presentation	1.4 Changes to accounting policies and presentation ING Group has consistently applied its accounting policies to all periods presented in these Condensed consolidated interim financial statement.
Changes to in IFRS effective in 2022
1.4.1 Changes in IFRS effective in 2022
The following amended standards became effective

in 2022:
◾
Amendments to IFRS 3 ‘Business Combinations’: Reference

to the Conceptual Framework (issued in May
2020).
◾
Amendments to IAS 16 ‘Property,

Plant and Equipment’: Proceeds before Intended Use (issued in May
2020).
◾
Amendments to IAS 37 ‘Provisions, Contingent Liabilities and Contingent Assets’:

Onerous Contracts —
Cost of Fulfilling a Contract (issued in May 2020).
◾
Annual improvements to IFRS Standards 2018-2020 Cycle: Amendments to

IFRS 1 ‘First-time Adoption of
International Financial Reporting Standards’,

amendments to IFRS 9 ‘Financial Instruments’ and
amendments to IFRS 16 ‘Leases’ (issued in May 2020).
The above changes did not have significant impact on ING Group’s

Consolidated financial statements.

ING
Group has not early adopted any standard, interpretation

or amendment in 2022 which has been issued, but is
not yet effective.

Upcoming changes in IFRS after 2022
1.4.2 Upcoming changes in IFRS after 2022
The following published amendments are not mandatory for 2022 and have not been early adopted by ING
Group. ING Group is still currently assessing the detailed impact of these amendments. However,

the
implementation of these amendments is expected to have no significant impact on ING Group’s consolidated
financial statements:
◾
Amendments to IAS 1 ‘Presentation of Financial Statements’:

Classification of Liabilities as Current or Non-
current (issued in January 2020).

◾
Amendments to IAS 1 ‘Presentation of Financial Statements’:

Disclosure of Accounting Policies (issued in
February 2021).
◾
Amendments to IAS 8 ‘Accounting

Policies, Changes in Accounting Estimates and Errors’: Definition

of
Accounting Estimates (issued in February 2021).
◾
Amendments to IAS 12 ‘Income Taxes’:

Deferred Tax

Related to Assets and Liabilities Arising From a Single
Transaction (issued in May 2021).
IFRS 17 ‘Insurance contracts’ – effective

in 2023
In May 2017, the IASB issued IFRS 17 ‘Insurance Contracts’,

a new accounting standard for insurance contracts
covering recognition and measurement, presentation

and disclosure. Once effective, IFRS 17 will replace IFRS 4
‘Insurance Contracts’,

which allowed diversity in accounting practices for insurance contracts. In June 2020, the
IASB published amendments to IFRS 17 including a scope exclusion for credit card contracts and similar
contracts that provide insurance coverage,

and an optional scope exclusion for loans with death waivers. ING
Group does not have an insurance business, but on a limited basis sells insurance products as a broker where it
does not run the insurance risk.
ING Group performed an assessment which revealed only a limited number of products that might be in scope and the potential financial impact of IFRS 17, if any or expected to be limited, will be quantified with reasonable certainty later in the year.

Significant judgements and critical accounting estimates and assumptions
1.5 Significant judgements and critical accounting estimates and assumptions

The preparation of the Condensed consolidated interim financial statements requires management to make
judgements in the process of applying its accounting policies and to use estimates and assumptions. The estimates and assumptions affect the reported amounts of the assets and liabilities and the amounts of the contingent assets and contingent liabilities at the balance sheet date, as well as reported income and expenses
for the period. The actual outcome may differ from these estimates.

The process of setting assumptions is
subject to internal control procedures and approvals.

Consistent with Note 1.5 ‘Significant judgements and critical accounting estimates and assumptions’ of the
2021 ING Group Consolidated financial statements, the following areas continue to require management to
make significant judgements and use critical accounting estimates and assumptions based on the information
and financial data that may change in future periods:

●
Loan loss provisions (financial assets);

●
The determination of the fair values of financial assets and liabilities;

●
Impairment assessment of an investment in associate;

●
Provisions; and

●
Accounting for Targeted

Longer-Term

Refinancing Operations (TLTRO).

1.6 Other developments
Application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’

During the second quarter of 2022 Turkey

became a hyperinflationary economy for accounting purposes. As
ING Group has a subsidiary in Turkey,

ING Group applied IAS 29 ‘Financial Reporting in Hyperinflationary
Economies’ to its operations as if the economy in Turkey

had always been hyperinflationary.

Given that ING
Group presents its results in EUR, comparatives were

not restated and IAS 29 was applied from 1 January 2022
with the impact of the first-time application and the effect for the period both shown in these Condensed consolidated interim financial statements

for the six month period ended 30 June 2022.

Under IAS 29, the results of the operations in Turkey

should be stated in terms of the current purchasing power
at the reporting date. For that, the consumer price index (CPI) as determined by the Turkish

Statistical Institute
was used. The development of the CPI during the six month period ended 30 June 2022 was as follows
(2003=100):
1 January 2022

686.95
30 June 2022

977.90
Change for the period

42.35%
To state

all the items in the financial statements in terms of their current purchasing power at the reporting
date, ING Group restated the non-monetary items

of ING Turkey (such as properties

and equipment,
intangibles, right-of use assets, shareholder’s equity) for

the changes in CPI up to the reporting date. Monetary

Other developments
1.6 Other developments
Application of IAS 29 ‘Financial Reporting in Hyperinflationary Economies’

During the second quarter of 2022 Turkey

became a hyperinflationary economy for accounting purposes. As
ING Group has a subsidiary in Turkey,

ING Group applied IAS 29 ‘Financial Reporting in Hyperinflationary
Economies’ to its operations as if the economy in Turkey

had always been hyperinflationary.

Given that ING
Group presents its results in EUR, comparatives were

not restated and IAS 29 was applied from 1 January 2022
with the impact of the first-time application and the effect for the period both shown in these Condensed consolidated interim financial statements

for the six month period ended 30 June 2022.

Under IAS 29, the results of the operations in Turkey

should be stated in terms of the current purchasing power
at the reporting date. For that, the consumer price index (CPI) as determined by the Turkish

Statistical Institute
was used. The development of the CPI during the six month period ended 30 June 2022 was as follows
(2003=100):
1 January 2022

686.95
30 June 2022

977.90
Change for the period

42.35%
To state

all the items in the financial statements in terms of their current purchasing power at the reporting
date, ING Group restated the non-monetary items

of ING Turkey (such as properties

and equipment,
intangibles, right-of use assets, shareholder’s equity) for

the changes in CPI up to the reporting date. Monetary
items (such as cash and balances with banks, loans and advances, deposits) are not restated as they are already
expressed in the current purchasing power.

Furthermore, all items in the statement of comprehensive income were also restated for the effects

of inflation based on the developments in CPI during the six month period to reflect the purchasing power as at 30 June 2022.

The effect of such restatement

of the statement of comprehensive income and the balance sheet for inflation in the current period has been recognised in the statement of profit or loss within ‘Other income’ as a ‘Net
monetary gain or loss’.

The net monetary loss for the period represents the loss of purchasing power by the net monetary position (monetary assets exceeding monetary liabilities) of ING Turkey.
After the application of the above restatement

procedures in Turkish Lira

under IAS 29, the financial position
and the results for the period of ING Turkey

are translated and presented in EUR at the exchange

rate on 30
June 2022. For the statement of comprehensive income this is in contrast with the usual translation procedures
where items of comprehensive income are translated

at the exchange rate

at the date of transaction.
Furthermore, ING Group selected to present both the restatement effect resulting from restating

ING Group’s
interest in the equity of ING Turkey

as required by IAS 29; and the translation effect from translating at a
closing rate that differs from

the previous closing rate, in the Currency translation reserve.

Refer to Note 10 ‘Equity’ for the impact of applying IAS 29 during the six month period ended 30 June 2022.